LOANS - Financial Difficulty Modifications (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) loans	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans with payment default within 12 months of modification, Number of Loans | loans	18
Restructured loans with payment default within 12 months of modification, Period End Balance	$ 4,400,000	$ 29,000
Restructured Loans, Nonaccrual Status		$ 16,000,000	$ 10,000,000
Financial Receivables, Financial Difficulty Modifications	6,731,000
Financing Receivable, Modified in Period, Amount	6,731,000
Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	2,313,000
30 to 59 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	1,391,000
60 to 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	240,000
Greater than 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	2,787,000
Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	250,000
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	250,000
Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0
Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	3,251,000
Extended Maturity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	3,425,000
Contractual Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Interest Rate Reduction	2.00%
Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 55,000
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	4,510,000
Financing Receivable, Modified in Period, Amount	4,510,000
Commercial | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	1,181,000
Commercial | 30 to 59 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	821,000
Commercial | 60 to 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	0
Commercial | Greater than 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	2,508,000
Commercial | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0
Commercial | Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	1,181,000
Commercial | Extended Maturity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	3,329,000
Commercial | Contractual Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Interest Rate Reduction	0.00%
Commercial | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	2,040,000
Financing Receivable, Modified in Period, Amount	2,040,000
Residential real estate | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	1,021,000
Residential real estate | 30 to 59 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	500,000
Residential real estate | 60 to 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	240,000
Residential real estate | Greater than 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	279,000
Residential real estate | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0
Residential real estate | Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	1,889,000
Residential real estate | Extended Maturity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	96,000
Residential real estate | Contractual Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Interest Rate Reduction	2.00%
Residential real estate | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 55,000
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	181,000
Financing Receivable, Modified in Period, Amount	181,000
Home equity | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	111,000
Home equity | 30 to 59 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	70,000
Home equity | 60 to 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	0
Home equity | Greater than 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	0
Home equity | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0
Home equity | Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	181,000
Home equity | Extended Maturity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0
Home equity | Contractual Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0
Home equity | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0